DEFICIENCY IN STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
DEFICIENCY IN STOCKHOLDERS EQUITY

NOTE 8 – DEFICIENCY IN STOCKHOLDERS EQUITY

At June 30, 2022 and December 31, 2021, the Company has 1,100,000,000 shares of par value $0.0001 common stock authorized and 1,429,129 and 1,426,629 issued and outstanding, respectively. At June 30, 2022 and December 31, 2021, the Company has 200,000,000 shares of $0.0001 par value preferred stock authorized.

The Series A and Series C preferred stock has been accounted for in accordance with FASB Accounting Standards Codification (ASC) 480, as mezzanine equity due to Series A having a redemption provision by the holder and Series C being convertible into a variable number of common shares.

	Series A		Series B		Series C		Total
	No. Shares	Par	No. Shares	Par	No. Shares	Par	No. Shares	Par
January 1, 2021	134,109,750	$13,411	293,000	$29	30,000,000	$3,000	164,402,750	$16,440
Conversion to common shares	(134,109,750)	(13,411)	(212,000)	(21)	-	-	(134,321,750)	(13,432)
December 31, 2021	-	-	81,000	8	30,000,000	$3,000	30,081,000	3,008
no transactions	-	-	-	-	-	-	-	-
June 30, 2022	-	$-	81,000	$8	30,000,000	$3,000	30,081,000	$3,008

The preferred shares have the following respective rights and privileges:

Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date; is convertible into common stock aggregating 35% of the total issued and outstanding common shares at conversion date post conversion; are redeemable for the greater of 45% of the total market value of the common share or the calculation of the book value of the Company made by an independent audit firm or $5,000,000. During the first quarter of 2021, all of the Series A was converted into 339,591 shares of common stock.

Series B Preferred are convertible in common shares of common stock at a conversion price of $3.00 per share; are redeemable at a price of 125% of the purchase price paid for the shares; carry one vote for each common share that the Series B is convertible into at the record date; are senior to all other securities in the event of a liquidation. During the first quarter of 2021, 203,000 shares of the Series B was converted into 67,666 shares of common stock.

Curative Biotechnology, Inc.

Notes to Condensed Financial Statements

(Unaudited)

NOTE 8 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

Series C Preferred are convertible into at the record date; is convertible into common stock aggregating 30% of the total issued and outstanding common shares at conversion date post conversion; carry one vote for each common share that the Series C is convertible into at the record date.

Quarter ended March 31, 2022: The Company issued 2,500 shares of common stock to one employee for past services valued at $51,750.

Quarter ended December 31, 2021: The Company issued 32,898 shares of common stock and 64,788 warrants for the purchase of common stock in exchange for $523,000 in cash and $25,000 in deposit in transit. The Company issued 500 shares of common stock, valued at $21,960 for services. The Company issued 31,250 shares of common stock, valued at $1,425,000 for the license to MABT’s COVID-19 vaccine.

Quarter ended September 30, 2021: The Company issued 10,902 shares of common stock and 10,590 warrants for the purchase of common stock in exchange for $425,000 in cash. The Company issued 625 shares of common stock, valued at $22,500, to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vest 150 immediately, 150 in December 2021, 150 in April 2022 and 175 in August 2022. The Company issued 750 shares of common stock, valued at $36,720, to an individual for services rendered as a member of the Company’s Board of Directors. The Company issued 625 shares of common stock, valued at $28,475, to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vested immediately. The Company issued 5,000 shares of common stock, valued at $180,000, to settle the lawsuit brought to enforce the convertible note. 9,000 shares of the Series B preferred stock was converted into 3,000 shares of common stock.

Quarter ended June 30, 2021: The Company issued 25,000 shares of common stock and 12,500 warrants for the purchase of common stock in exchange for $600,000 in cash. The warrants mature in May 2026, and carry an exercise price of $44.00 per share. The Company issued 2,500 shares of common stock to settle the liability to issue shares.

Quarter ended March 31, 2021: The Company issued 312 shares of common stock in exchange for services valued at $5,575, or $17.84 per share. The Company issued 937 shares of common stock to settle a payable in the amount of $11,250. All of the Series A preferred stock was converted into 339,591 shares of common stock. 203,000 shares of the Series B preferred stock was converted into 67,666 shares of common stock. 13 of the 15 note holders converted their note receivable into shares of common stock at the rate of $24.00 per share, for a total of 27,343 shares of common stock for a total of $656,250 convertible debt. The Company issued 26,250 shares of common stock upon receipt of $525,000 in cash for the exercise of 26,250 warrants. The Company issued 16,250 shares of common stock for the exercise of 16,250 warrants in exchange for services valued at $325,000.

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY

At December 31, 2021 and 2020, the Company has 1,100,000,000 shares of par value $0.0001 common stock authorized and 1,426,629 and 832,500 issued and outstanding, respectively. At December 31, 2021 and 2020, the Company has 200,000,000 shares of $0.0001 par value preferred stock authorized.

The Company accounts for the Series A and Series C preferred stock in accordance with FASB Accounting Standards Codification (ASC) 480, as mezzanine equity due to Series A having a redemption provision and Series C being convertible into a variable number of common shares.

	Series A		Series B		Series C		Total
	No. Shares	Par	No. Shares	Par	No. Shares	Par	No. Shares	Par
January 1, 2020	34,109,750	$3,411	293,000	$29	-	$-	34,402,750	$3,440
Issuance of shares for services	100,000,000	10,000	-	-	30,000,000	3,000	130,000,000	13,000
December 31, 2020	134,109,750	13,411	293,000	29	30,000,000	3,000	164,402,750	16,440
Conversion to common shares	(134,109,750)	(13,411)	(212,000)	(21)	-	-	(134,321,750)	(13,432)
December 31, 2021	-	$-	81,000	$8	30,000,000	$3,000	30,081,000	$3,008

The preferred shares have the following respective rights and privileges:

Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date; is convertible into common stock aggregating 35% of the total issued and outstanding common shares at conversion date post conversion; are redeemable at the Company’s option for the greater of 45% of the total market value of the common shares or the calculation of the book value of the Company made by an independent audit firm or $5,000,000.

Series B Preferred are convertible in common shares of common stock at a conversion price of $3.00 per share; are redeemable at the Company’s option at a price of 125% of the purchase price paid for the shares; carry one vote for each common share that the Series B is convertible into at the record date; are senior to all other securities in the event of a liquidation.

Series C Preferred are convertible into common stock aggregating 30% of the total issued and outstanding common shares at conversion date post conversion; carry ten votes for each common share that the Series C is convertible into at the record date.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

During the fourth quarter 2021, the Company issued 32,898 shares of common stock and 64,788 warrants for the purchase of common stock in exchange for $523,000 in cash and $25,000 in deposit in transit. During the fourth quarter 2021, the Company issued 500 shares of common stock, valued at $21,960 for services. During the fourth quarter 2021, the Company issued 31,250 shares of common stock, valued at $1,425,000 for the license to MABT’s COVID-19 vaccine.

During the third quarter 2021, the Company issued 10,902 shares of common stock and 10,590 warrants for the purchase of common stock in exchange for $425,000 in cash. During the third quarter 2021, the Company issued 625 shares of common stock, valued at $22,500, to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vest 150 immediately, 150 in December 2021, 150 in April 2022 and 175 in August 2022. During the third quarter 2021, the Company issued 750 shares of common stock, valued at $36,720, to an individual for services rendered as a member of the Company’s Board of Directors. During the third quarter 2021, the Company issued 625 shares of common stock, valued at $28,475, to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vested immediately. During the third quarter the Company issued 5,000 shares of common stock, valued at $180,000, to settle the lawsuit brought to enforce the convertible note. During the third quarter 2021, 9,000 shares of the Series B preferred stock was converted into 3,000 shares of common stock.

During the second quarter 2021, the Company issued 25,000 shares of common stock and 12,500 warrants for the purchase of common stock in exchange for $600,000 in cash. The warrants mature in May 2026, and carry an exercise price of $44.00 per share. During the second quarter 2021, the Company issued 2,500 shares of common stock to settle the liability to issue shares.

During the second quarter 2021, the Company issued 625 shares of common stock to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vest 150 immediately, 150 in August 2021, 150 in December 2021 and 175 in April 2022. During the second quarter 2021, the Company issued 2,100 shares of common stock to an employee for services to be rendered. These shares vest 525 immediately, 525 in September 2021, 525 in December 2021 and 525 in March 2022. 2,100 of these shares to the two (2) individuals were issued and recorded as a prepaid expense to be amortized as they vest.

During the first quarter 2021, the Company issued 312 shares of common stock in exchange for services valued at $5,575, or $17.84 per share. During the first quarter 2021, the Company issued 937 shares of common stock to settle a payable in the amount of $11,250. During the first quarter 2021, all of the Series A preferred stock was converted into 339,591 shares of common stock. During the first quarter 2021, 203,000 shares of the Series B preferred stock was converted into 67,666 shares of common stock. During the first quarter of 2021, 13 of the 15 note holders converted their note receivable into shares of common stock at the rate of $24.00 per share, for a total of 27,343 shares of common stock for a total of $656,250 convertible debt. During the first quarter 2021, the Company issued 26,250 shares of common stock upon receipt of $525,000 in cash for the exercise of 26,250 warrants. During the first quarter 2021, the Company issued 16,250 shares of common stock for the exercise of 16,250 warrants in exchange for services valued at $325,000.

During the 4th quarter 2020, the Company issued 4,250 shares of common stock in exchange for services valued at $36,800, or $8.64 per share. During the 4th quarter 2020, the Company issued 21,250 shares of common stock to acquire intangible assets valued at $106,000, or $5.00 per share.

During the 4th quarter 2020, the Company issued 100,000,000 shares of Series A preferred stock in exchange for services valued at $1,560,840, or $0.0156 per share. During the 4th quarter 2020, the Company issued 30,000,000 shares of Series C preferred stock in exchange for services valued at $4,562,062, or $0.152 per share. 50% of the Series C shares vested upon issuance and the other 50% vest in May 2021. The Company recorded 50% of the compensation expense upon issuance and 50% as a prepaid expense which will be amortized over the remaining of the six month service period.

During the 2nd quarter 2020, the Company issued 3,125 shares of common stock in exchange for services valued at $23,300, or $7.46 per share.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

During the 1st quarter 2020, the Company issued 3,750 shares of common stock in exchange for services valued at $15,000, or $4.00 per share.

A deemed dividend for the Series C preferred stock is calculated and recorded as shares of common stock are issued. This is calculated as the increase in common shares that the Series C would receive upon conversion, as a result of the change in the number of common shares issued and outstanding during the period multiplied by the closing price of the common stock at the end of the period. The deemed dividend was $13,477,055 and $4,440 for the year ended December 31, 2021 and 202, respectively.